UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.  Statement of Investments

STATEMENT OF INVESTMENTS March 31, 2014 (Unaudited)

General American Investors

	Shares	COMMON STOCKS		Value (note 1a)
CONSUMER DISCRETIONARY (13.2%)	AUTOMOBILES AND COMPONENTS (2.5%)			
	1,264,063	Ford Motor Company		$19,719,383
	128,141	Visteon Corporation (a)		11,332,790
			(Cost $22,292,779)	31,052,173
	CONSUMER SERVICES (0.9%)			
	750,000	International Game Technology	(Cost $8,678,620)	10,545,000
	RETAILING (9.8%)			
	284,050	Kohl's Corporation		16,134,040
	460,000	Target Corporation		27,834,600
	1,244,668	The TJX Companies, Inc.		75,489,114
			(Cost $42,752,572)	119,457,754
			(Cost $73,723,971)	161,054,927
CONSUMER STAPLES (13.9%)	FOOD, BEVERAGE AND TOBACCO (10.3%)			
	190,000	Danone (a)		13,436,295
	237,400	Diageo plc ADR		29,577,666
	450,000	Nestle S.A.		33,877,265
	220,000	PepsiCo, Inc.		18,370,000
	734,620	Unilever N.V.		30,195,585
			(Cost $71,627,703)	125,456,811
	FOOD AND STAPLES RETAILING (3.6%)			
	394,500	Costco Wholesale Corporation	(Cost $12,041,935)	44,057,760
			(Cost $83,669,638)	169,514,571
ENERGY (13.2%)	2,133,269	Alpha Natural Resources, Inc. (a)		9,066,393
	195,000	Anadarko Petroleum Corporation		16,528,200
	331,478	Apache Corporation		27,496,100
	801,038	Cameco Corporation		18,343,770
	685,000	Halliburton Company		40,339,650
	145,000	Occidental Petroleum Corporation		13,817,050
	803,803	Ultra Petroleum Corp. (a)		21,614,263
	800,000	Weatherford International Ltd. (a)		13,888,000
			(Cost $108,221,302)	161,093,426
FINANCIALS (23.1%)	BANKS (2.5%)			
	795,000	Bond Street Holdings LLC, Class A (a) (b)		13,515,000
	75,000	Bond Street Holdings LLC, Class B (a) (c)		1,211,250
	125,000	M&T Bank Corporation		15,162,500
			(Cost $17,662,262)	29,888,750
	DIVERSIFIED FINANCIALS (5.6%)			
	255,000	American Express Company		22,957,650
	400,000	JPMorgan Chase & Co.		24,284,000
	525,000	Nelnet, Inc.		21,472,500
			(Cost $29,013,175)	68,714,150
	INSURANCE (15.0%)			
	330,492	Aon plc		27,853,866
	750,000	Arch Capital Group Ltd. (a)		43,155,000
	110	Berkshire Hathaway Inc. Class A (a)		20,608,506
	165,000	Everest Re Group, Ltd.		25,253,250
	365,000	MetLife, Inc.		19,272,000
	255,000	PartnerRe Ltd.		26,392,500
	335,000	Platinum Underwriters Holdings, Ltd.		20,133,500
			(Cost $59,063,860)	182,668,622
			(Cost $105,739,297)	281,271,522

STATEMENT OF INVESTMENTS March 31, 2014 (Unaudited)-continued

General American Investors

	Shares	COMMON STOCKS (continued)		Value (note 1a)
Health Care (8.8%)	Pharmaceuticals, Biotechnology and Life Sciences			
	1,200,000	Ariad Pharmaceuticals, Inc. (a)		$9,672,000
	100,000	Celgene Corporation (a)		13,960,000
	428,600	Gilead Sciences, Inc. (a)		30,370,596
	858,979	Idenix Pharmaceuticals, Inc. (a)		5,179,643
	427,191	Merck & Co., Inc.		24,251,633
	755,808	Pfizer Inc.		24,276,553
			(Cost $58,918,632)	107,710,425
Industrials (11.6%)	Capital Goods (6.0%)			
	865,000	General Electric Company		22,394,850
	360,000	Owens Corning		15,541,200
	300,000	United Technologies Corporation		35,052,000
			(Cost $52,172,995)	72,988,050
	Commercial and Professional Services (5.6%)			
	117,500	The ADT Corporation		3,519,125
	1,087,100	Republic Services, Inc.		37,135,336
	245,798	Towers Watson & Co. Class A		28,033,262
			(Cost $36,148,566)	68,687,723
			(Cost $88,321,561)	141,675,773
Information Technology (15.9%)	Semiconductors and Semiconductor Equipment (3.7%)			
	256,850	ASML Holding N.V.		23,979,516
	833,700	Intel Corporation		21,521,132
			(Cost $24,319,428)	45,500,648
	Software and Services (2.3%)			
	680,686	Microsoft Corporation	(Cost $17,329,639)	27,901,319
	Technology Hardware and Equipment (9.9%)			
	67,000	Apple Inc.		35,961,580
	820,000	Cisco Systems, Inc.		18,380,300
	615,000	EMC Corporation		16,857,150
	626,200	QUALCOMM Incorporated		49,382,132
			(Cost $70,995,595)	120,581,162
			(Cost $112,644,662)	193,983,129
Materials (1.3%)	336,300	The Dow Chemical Company	(Cost $10,566,260)	16,340,817
Miscellaneous (4.8%)		Other (d)	(Cost $55,864,256)	58,159,930
		TOTAL COMMON STOCKS (105.8%)	(Cost $697,669,579)	1,290,804,520

	Contracts (100 shares each)	CALL OPTION/EXPIRATION DATE/EXERCISE PRICE		
Energy (0.0%)	1,500	SandRidge Energy Inc./April 19, 2014/$7	(Cost $39,564)	4,500

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the
Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2014:

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31,
2014 as follows: